Segment Information (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ 742,484,608	$ 681,391,438
Reportable segments
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	751,369,020	689,781,150	671,987,320
Elimination of intercompany cash balances
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ (8,884,412)	$ (8,389,712)